Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Transactions with Related Parties

18. TRANSACTIONS WITH RELATED PARTIES

Prior to July 20, 2016, Oaktree provided certain management, advisory and consulting services to the Company pursuant to a Management Services Agreement that became effective on September 30, 2010. Oaktree is the management company for OCM. Maine also provided certain management, advisory and consulting services to the Company pursuant to a Management Services Agreement that became effective on September 30, 2010, but the agreement with Maine was terminated on September 30, 2015. Maine is controlled by certain minority owners of the Company. In consideration for the services provided, the Company was required to pay a quarterly management fee of $750, in advance, to both Oaktree and Maine. The Company was also required to reimburse Oaktree and Maine for certain out-of-pocket expenses incurred with respect to the performance of services. With respect to the agreement with Oaktree, the Company recorded expenses of $5,214, $11,566 and $13,111, in Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively, for fees and out-of-pocket expenses. Similar expenses recorded for Maine in Fiscal 2015 and Fiscal 2014, were $2,250 and $3,000, respectively. Such expenses are included in Selling, general and administrative expenses. The Company also paid Oaktree an aggregate success fee of $9,000 on July 20, 2016 pursuant to the Management Services Agreement which required payment in an amount equal to three times the annual management fee in the event of consummation of an IPO of the Company’s equity securities or equity interests or a sale of all or substantially all of the Company’s assets. The Management Services Agreement with Oaktree was terminated effective July 20, 2016 in connection with the IPO.

As discussed in Note 3, on July 20, 2016, the Company entered into a TRA with its pre-IPO stockholders, including affiliates of Oaktree, Maine, the Company’s management team and its board members. Substantially all of the liabilities due under the TRA is considered to be due from related parties, and is therefore disclosed as primarily due from related parties in the accompanying Consolidated Balance Sheet as of December 31, 2016.

As discussed in Note 10, on December 7, 2016, the Company issued the Senior Unsecured Notes. Amounts due to Oaktree and its affiliates are disclosed as related party amounts in the accompanying Consolidated Balance Sheet as of December 31, 2016. Interest expense recorded in Fiscal 2016 and accrued at December 31, 2016 with respect to the Senior Unsecured Notes held by Oaktree and its affiliates was $147.

At December 31, 2016, Oaktree and its affiliates held $26,320 of the carrying value of the 2016 First Lien Term Loan. At January 2, 2016, Oaktree and its affiliates held $31,495 of the carrying value of the 2012 Second Lien Term Loan. Interest accrued and not paid to Oaktree and its affiliates was $6 and $692 as of December 31, 2016 and January 2, 2016, respectively, and is included in accrued interest in the accompanying Consolidated Balance Sheets. Interest expense recorded with respect to such related party debt was $2,407 for Fiscal 2016. Interest expense on debt held by Oaktree and its affiliates in Fiscal 2015 and Fiscal 2014 was $3,074 and $3,133, respectively.

Written procedures adopted by the Company and its Audit Committee currently restrict and govern related party transactions. Pursuant to those procedures, related party transactions require review by the Company’s general counsel, and certain related party transactions require pre-approval by the Audit Committee before such transactions can be binding.